Revenue (Details) - Schedule of revenue expected to be recognised in the future related to performance obligations - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Revenue Expected To Be Recognised In The Future Related To Performance Obligations Abstract
Undelivered vehicles	£ 30,358	£ 7,911